UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Healthcare Value Capital, LLC

Address:  400 Madison Avenue, Suite 10A
          New York, New York 10017

13F File Number: 028-14998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Riccardo
Title:  Principal
Phone:  (212) 488-5411



Signature, Place and Date of Signing:

/s/ Joseph Riccardo               New York, New York         April 24, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:  $131,183
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name



                                           FORM 13F INFORMATION TABLE
                                          HEALTHCARE VALUE CAPITAL LLC
                                                 March 31, 2013


COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                 ---------      ------     --------  -------  --- ----   ----------  ---------  -----    ------  ----
ABBVIE INC                     COM            00287Y109  6,221     152,553  SH         SOLE        NONE       152,553
ACCRETIVE HEALTH INC           COM            00438V103    254      25,000  SH         SOLE        NONE        25,000
ACCRETIVE HEALTH INC           COM            00438V103    660      65,000      CALL   SOLE        NONE        65,000
ACCURAY INC                    COM            004397105    480     103,400      CALL   SOLE        NONE       103,400
ACCURAY INC                    COM            004397105  1,386     298,700  SH         SOLE        NONE       298,700
ALLSCRIPTS HEALTHCARE SOLUTN   COM            01988P108  1,241      91,300  SH         SOLE        NONE        91,300
ANACOR PHARMACEUTICALS INC     COM            032420101    323      50,000  SH         SOLE        NONE        50,000
ARENA PHARMACEUTICALS INC      COM            040047102    205      25,000      PUT    SOLE        NONE        25,000
ASTRAZENECA PLC                SPONSORED ADR  046353108  2,499      50,000      CALL   SOLE        NONE        50,000
ASTRAZENECA PLC                SPONSORED ADR  046353108  2,499      50,000      PUT    SOLE        NONE        50,000
ASTRAZENECA PLC                SPONSORED ADR  046353108  6,098     122,000  SH         SOLE        NONE       122,000
AUXILIUM PHARMACEUTICALS INC   COM            05334D107  4,129     238,835  SH         SOLE        NONE       238,835
BECTON DICKINSON & CO          COM            075887109  4,781      50,000      PUT    SOLE        NONE        50,000
BIOGEN IDEC INC                COM            09062X103  1,926      10,000      PUT    SOLE        NONE        10,000
CARDINAL HEALTH INC            COM            14149Y108  1,249      30,000      CALL   SOLE        NONE        30,000
CARDINAL HEALTH INC            COM            14149Y108  3,853      92,568  SH         SOLE        NONE        92,568
CENTENE CORP DEL               COM            15135B101  1,762      40,000      CALL   SOLE        NONE        40,000
COMMUNITY HEALTH SYS INC NEW   COM            203668108  1,422      30,000      CALL   SOLE        NONE        30,000
CORNERSTONE THERAPEUTICS INC   COM            21924P103  1,951     275,908  SH         SOLE        NONE       275,908
CORNERSTONE THERAPEUTICS INC   COM            21924P103  2,121     300,000      CALL   SOLE        NONE       300,000
COVANCE INC                    COM            222816100  1,717      23,100      PUT    SOLE        NONE        23,100
CRYOLIFE INC                   COM            228903100  2,285     380,166  SH         SOLE        NONE       380,166
DYNAVAX TECHNOLOGIES CORP      COM            268158102    111      50,000  SH         SOLE        NONE        50,000
EXPRESS SCRIPTS HLDG CO        COM            30219G108  1,729      30,000      CALL   SOLE        NONE        30,000
EXPRESS SCRIPTS HLDG CO        COM            30219G108  1,786      31,000  SH         SOLE        NONE        31,000
FOREST LABS INC                COM            345838106  6,809     179,000  SH         SOLE        NONE       179,000
GILEAD SCIENCES INC            COM            375558103  1,468      30,000      PUT    SOLE        NONE        30,000
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105  5,953     126,900  SH         SOLE        NONE       126,900
HCA HOLDINGS INC               COM            40412C101  2,438      60,000      CALL   SOLE        NONE        60,000
HOSPIRA INC                    COM            441060100  1,313      40,000      CALL   SOLE        NONE        40,000
HUMANA INC                     COM            444859102  1,382      20,000      CALL   SOLE        NONE        20,000
IMPAX LABORATORIES INC         COM            45256B101    772      50,000      CALL   SOLE        NONE        50,000
IMPAX LABORATORIES INC         COM            45256B101  1,312      85,000  SH         SOLE        NONE        85,000
MEDICINES CO                   COM            584688105  1,594      47,700      PUT    SOLE        NONE        47,700
MERCK & CO INC NEW             COM            58933Y105  4,420     100,000      PUT    SOLE        NONE       100,000
MOLINA HEALTHCARE INC          COM            60855R100    463      15,000      CALL   SOLE        NONE        15,000
NOVARTIS A G                   SPONSORED ADR  66987V109  3,562      50,000      PUT    SOLE        NONE        50,000
NOVO-NORDISK A S               ADR            670100205  3,230      20,000      PUT    SOLE        NONE        20,000
NUVASIVE INC                   COM            670704105  4,043     189,730  SH         SOLE        NONE       189,730
OBAGI MEDICAL PRODUCTS INC     COM            67423R108  1,975     100,000      CALL   SOLE        NONE       100,000
PFIZER INC                     COM            717081103  3,971     137,600  SH         SOLE        NONE       137,600
PROLOR BIOTECH INC             COM            74344F106    293      57,865  SH         SOLE        NONE        57,865
QLT INC                        COM            746927102  4,273     483,370  SH         SOLE        NONE       483,370
QUEST DIAGNOSTICS INC          COM            74834L100  1,976      35,000      PUT    SOLE        NONE        35,000
QUEST DIAGNOSTICS INC          COM            74834L100  4,122      73,000  SH         SOLE        NONE        73,000
SAGENT PHARMACEUTICALS INC     COM            786692103  3,524     200,791  SH         SOLE        NONE       200,791
SANOFI                         SPONSORED ADR  80105N105  2,866      56,100  SH         SOLE        NONE        56,100
SHIRE PLC                      SPONSORED ADR  82481R106  2,284      25,000      CALL   SOLE        NONE        25,000
ST JUDE MED INC                COM            790849103  1,423      35,200  SH         SOLE        NONE        35,200
SUNESIS PHARMACEUTICALS INC    COM NEW        867328601    603     110,258  SH         SOLE        NONE       110,258
SUPERNUS PHARMACEUTICALS INC   COM            868459108  3,571     635,454  SH         SOLE        NONE       635,454
TENET HEALTHCARE CORP          COM NEW        88033G407  1,427      30,000      PUT    SOLE        NONE        30,000
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209  2,381      60,000  SH         SOLE        NONE        60,000
WALGREEN CO                    COM            931422109  2,384      50,000      PUT    SOLE        NONE        50,000
WELLPOINT INC                  COM            94973V107    993      15,000  SH         SOLE        NONE        15,000
ZIMMER HLDGS INC               COM            98956P102  1,158      15,400  SH         SOLE        NONE        15,400
ZIOPHARM ONCOLOGY INC          COM            98973P101    137      75,000      CALL   SOLE        NONE        75,000
ZOGENIX INC                    COM            98978L105    376     208,647  SH         SOLE        NONE       208,647





SK 26713 0001 1376234